Federated Hermes Treasury Obligations Fund Average Annual Total Returns - Administrative Shares [Member] - ADM	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	4.51%
Performance Inception Date		Jul. 03, 2023